UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
August 18, 2006 to September 17, 2006

Commission File Number of issuing entity: 333-130966-01

JOHN DEERE OWNER TRUST 2006

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130966

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

36-6840001
(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation
Suite 600
1 East First Street
Reno, Nevada	89501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b))
Class A-1 5.36417% Asset Backed Notes			X
Class A-2 5.41% Asset Backed Notes			X
Class A-3 5.38% Asset Backed Notes			X
Class A-4 5.39% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 19, 2006 a revision was made to the Servicer Certificate relating to the September 17, 2006 distribution to holders of notes of John Deere Owner Trust 2006. The Servicer Certificate was revised to correct the information relating to (d) prepayment amount-monthly and (e) prepayment amount-life-to-date presented in Item 16 of such Servicer Certificate. The corrections reflected in the revised Servicer Certificate had no effect on distributions made to holders of notes of John Deere Owner Trust 2006.

The revised distribution report for the period referenced above for the holders of notes of John Deere Owner Trust 2006 is attached as Exhibit 99.3 to this Form 10-D/A.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)                                  The following is a list of documents filed as part of this Report on Form 10-D/A:

99.3                           Servicer Certificate, relating to the September 17, 2006 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: October 20, 2006	By:	/s/ Marc A. Howze
		Name:	Marc A. Howze
		Title	Secretary

EXHIBIT INDEX

Exhibit Number	Description

99.3	Revised Servicer Certificate, relating to the September 17, 2006 distribution.